Income Taxes (Details Narrative)	6 Months Ended
Jun. 30, 2020 USD ($)
Income tax preferential tax rate	5.00%
Income tax statutory tax rate	25.00%
Operating loss carryforwards, valuation allowance	$ 159,276
Income tax examination description	The Company had net operating loss carried-forward of $159,276, which will expire on various dates from December 31, 2021 to December 31, 2025.
ZDSE [Member]
Income tax preferential tax rate	5.00%
Hong Kong [Member]
Income tax rate	16.50%
PRC [Member]
Income tax rate	25.00%